Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Schedule Assets Fair Value On A Recurring Basis

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2012:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$12,477,760	$12,477,760	$0	$0
General building materials industry	5,751,005	5,751,005	0	0
Oil and gas refining and marketing industry	6,532,981	6,532,981	0	0
Total assets measured at fair value	$24,761,746	$24,761,746	$0	$0

		Fair Value Measurements Using:
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
December 31, 2011:		Assets	Inputs	Inputs
Assets:	Fair Value	(Level 1)	(Level 2)	(Level 3)
Available-for-sale equity securities
Cement industry	$8,750,156	$8,750,156	$0	$0
General building materials industry	4,583,882	4,583,882	0	0
Oil and gas refining and marketing industry	3,631,747	3,631,747	0	0
Residential construction industry	442,015	442,015	0	0
Total assets measured at fair value	$17,407,800	$17,407,800	$0	$0

Schedule Of Unrealized Losses From Investments

Available-for-sale equity securities	Less than 12 Months		12 Months or Greater		Total
		Unrealized		Unrealized		Unrealized
December 31, 2012	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Cement industry	$0	$0	$15,379	$2,737	$15,379	$2,737
Total	$0	$0	$15,379	$2,737	$15,379	$2,737

December 31, 2011
Cement industry	$517,188	$53,352	$12,900	$5,216	$530,088	$58,568
Residential construction
industry	0	0	6,310	4,413	6,310	4,413
Total	$517,188	$53,352	$19,210	$9,629	$536,398	$62,981

Schedule Of Available-For-Sale Securities Investments Results

:

	Amortized	Gross Unrealized Holding		Fair
December 31, 2012	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$4,190,000	$8,290,000	$0	$12,480,000
General building materials industry	3,600,000	2,150,000	0	5,750,000
Oil and gas refining and marketing industry	470,000	6,060,000	0	6,530,000
Total available-for-sale equity securities	$8,260,000	$16,500,000	$0	$24,760,000
Less: Deferred taxes on unrealized holding gains		6,600,000
Unrealized gains recorded in equity, net of deferred tax		$9,900,000

	Amortized	Gross Unrealized Holding		Fair
December 31, 2011	Cost	Gains	Losses	Value
Available-for-sale equity securities
Cement industry	$5,985,000	$2,765,000	$0	$8,750,000
General building materials industry	3,819,000	765,000	0	4,584,000
Oil and gas refining and marketing industry	782,000	2,850,000	0	3,632,000
Residential construction industry	302,000	140,000	0	442,000
Total available-for-sale equity securities	$10,888,000	$6,520,000	$0	$17,408,000
Less: Deferred taxes on unrealized holding gains		2,608,000
Unrealized gains recorded in equity, net of deferred tax		$3,912,000

Investment-related cash flow information

	2012	2011	2010
Proceeds from sale of equity securities	$6,799,194	$8,287,182	$412,532
Realized gain (loss) on equity securities	4,173,141	5,051,406	(79,793)
Realized losses due to other-than-temporary
impairment of equity securities	0	(415,287)	(858,787)